Supplementary Financial Data (Tables)	9 Months Ended
Sep. 30, 2013
Supplementary Financial Data
Schedule of unaudited quarterly financial information

	For the Three Months Ended(1)
	March 31	June 30	September 30	December 31
	(in thousands except per share data)
	(unaudited)
2013:
Total revenue	$15,012	$26,427	$4,270
Total costs and expenses	(11,876)	(12,276)	(11,154)
Income (loss) from operations	3,136	14,151	(6,884)
Net income (loss)	1,647	13,078	(18,513)
Basic net income (loss) per share*	$(0.24)	$0.30	$(5.62)
Diluted net income (loss) per share*	$(0.24)	$0.28	$(5.62)
2012:
Total revenue	$3,324	$4,040	$3,905	$3,985
Total costs and expenses	(10,257)	(10,944)	(10,763)	(12,179)
Loss from operations	(6,933)	(6,904)	(6,858)	(8,194)
Net loss	(7,588)	(7,400)	(7,215)	(10,379)
Basic net loss per share*	$(1.50)	$(5.93)	$(5.82)	$(7.10)
Diluted net loss per share*	$(1.50)	$(5.93)	$(5.82)	$(7.10)
2011:
Total revenue	$6,260	$12,925	$57,534	$4,192
Total costs and expenses	(11,442)	(11,497)	(9,680)	(9,736)
Income (loss) from operations	(5,182)	1,428	47,854	(5,544)
Net income (loss)	(5,725)	958	47,486	(6,452)
Basic net income (loss) per share*	$(4.88)	$(1.93)	$2.33	$(5.03)
Diluted net income (loss) per share*	$(4.88)	$(1.93)	$2.30	$(5.03)
(1)
The amounts were computed independently for each quarter, and the sum of the quarters may not total the annual amounts.

*
Applicable to common stockholders